Income Tax (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax [Abstract]
Schedule of Reconciliation of the Expected Income Tax Benefits to the Actual Income Tax Provision	A reconciliation of the expected income tax benefits to the actual income tax provision is as follows:
	June 30,	June 30,
	2024	2023
Net loss before income taxes	$(2,940,528)	$(3,673,984)

Income tax benefits attributable to net income at Singapore statutory rate of 17%*	(499,890)	(624,577)
Effect of different tax rates in other jurisdictions	(44,563)	(54,696)
Non-deductible expenses	166,923	89,088
Singapore tax exemption or non-taxable income	-	(7,981)
Unrecognized deferred tax asset	377,530	598,166
Total tax provision	$-	$-
*	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.

Schedule of Components of the Deferred Tax Assets	The components of the deferred tax assets are as follows:
	June 30,	December 31,
	2024	2023
Tax loss carry forwards	$11,236,110	$10,358,050
Deferred tax assets	2,138,399	1,760,869
Valuation allowance	(2,138,399)	(1,760,869)
Total deferred tax assets, net	$-	$-